CONSOLIDATED STATEMENTS OF CHANGES IN NET PARENT INVESTMENT	10 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Condensed Carve out Consolidated Interim Statements of Change in Shareholder Equity
Opening balance as at beginning	$ (208,270)	$ 1,620,864	$ 1,620,864	$ 2,122,696	$ 6,060,018
Net investment by parent in the year				1,844,500	(1,617,390)
Net loss	(34,701,404)	(2,577,667)		(4,238,471)	(2,319,932)
Balance at end	$ (5,109,129)	$ 203,835	$ (208,270)	$ (271,275)	$ 2,122,696